Scudder
Managed Shares:

   Scudder Money
   Market Series

   Scudder Tax Free Money
   Market Series

   Scudder Government
   Money Market Series

Annual Report
May 31, 1999


No-Load Funds


Three no-load (no sales charges) mutual fund portfolios each seeking to provide high money market income with preservation of capital and liquidity through investments in different types of instruments.



SCUDDER

-----------------------------------------------------------------------------------------------
Scudder Money Market Series               Date of Inception: 1/12/81      Ticker Symbol: MCAXX

Scudder Tax Free Money Market Series      Date of Inception: 10/1/82      Ticker Symbol: MGTXX

Scudder Government Money Market Series    Date of Inception: 10/31/81     Ticker Symbol: MGOXX
-----------------------------------------------------------------------------------------------


                                Table of Contents

  3  Letter from the Series' President    Scudder Government
                                          Money Market Series
Scudder Money Market Series                13  Investment Portfolio
  4  Investment Portfolio                  26  Financial Highlights
 20  Financial Highlights
                                           14  Financial Statements
Scudder Tax Free Money                     28  Notes to Financial Statements
Market Series                              32  Report of Independent AccountantS
  8  Investment Portfolio                  33  Tax Information
 24  Financial Highlights                  36  Officers and Directors
                                           37  Investment Products and Services
                                           38  Scudder Solutions


                           2 - Scudder Managed Shares

                       Letter from the Series' President

Dear Shareholders,

     Scudder Managed Shares is a class of shares in three different money market mutual fund portfolios: Money Market Series, Tax Free Money Market Series, and Government Money Market Series. Each of these money market portfolios seeks to provide a high level of current income while preserving capital and maintaining liquidity.

     All three Portfolios seek to maintain a net asset value of $1.00, and have done so since their inception. (There is no guarantee, of course, that each will maintain stable net asset values.)

     Tables showing dividend payments and other financial information for the five-month period ended May 31, 1999 can be found within this report. In addition, please see the following pages for financial statements as of May 31, 1999, as well as a list of each Portfolio's investments.

     For those of you interested in new Scudder products, we are pleased to introduce Scudder Select 500 Fund and Scudder Select 1000 Growth Fund. Both funds are managed with the goal of pursuing long-term outperformance compared to their benchmark indices, the S&P 500 Index and the Russell 1000 Growth Index, respectively. For more information on either Select fund, please call us at the number below.

     If you have any questions concerning any series of Scudder Managed Shares, please call 1-800-SCUDDER and our representatives will be happy to assist you.

     Sincerely,

     Daniel Pierce
     President

     Scudder Money Market Series
     Scudder Tax Free Money Market Series
     Scudder Government Money Market Series


                           3 - Scudder Managed Shares

                     Investment Portfolio as of May 31, 1999

                               Money Market Series

                                                                                               Principal
                                                                                               Amount ($)      Value ($)
-------------------------------------------------------------------------------------------------------------------------

Repurchase Agreements 7.0%
-------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank and Trust Company dated 5/28/1999 at 4.8%, to be repurchased at $189,600,060 on 6/1/1999, collateralized by:
  U.S. Treasury Notes, 5.50% to 8.875%, 11/30/1999 to 5/15/2000
  U.S. Treasury Bonds, 5.5% to 7.875%, 2/29/2000 to 8/15/2027
  (Cost $189,499,000) ......................................................................   189,499,000   189,499,000
Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 5/28/1999 at 4.8%, to be repurchased at $38,020,267 on 6/1/1999, collateralized by a U.S. Treasury Note,
  3.625%, 7/15/2002 (Cost $38,000,000) .....................................................    38,000,000    38,000,000
-------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $227,499,000)                                                              227,499,000
-------------------------------------------------------------------------------------------------------------------------

Commercial Paper 60.0%
-------------------------------------------------------------------------------------------------------------------------
Ace Overseas Corp., 4.16%, 6/7/1999 ........................................................    49,500,000    49,459,988
Alpine Securitization Corp., 3.23%, 6/3/1999 ...............................................    26,725,000    26,717,799
Alpine Securitization Corp., 4.72%, 7/8/1999 ...............................................    35,990,000    35,811,710
American Honda Finance Corp., 5.08%, 7/28/1999* ............................................    25,000,000    25,000,000
Asset Securitization Corp., 4.64%, 6/24/1999 ...............................................    50,000,000    49,845,708
Barton Capital Corp., 4.87%, 8/16/1999 .....................................................    50,000,000    49,484,889
Coca-Cola Enterprises, Inc., 2.42%, 6/2/1999 ...............................................     9,000,000     8,998,793
Coca-Cola Enterprises, Inc., 3.62%, 6/4/1999 ...............................................    25,000,000    24,989,938
Coca-Cola Enterprises, Inc., 4.89%, 8/19/1999 ..............................................    30,000,000    29,677,417
Colgate-Palmolive Inc., 4.65%, 6/30/1999 ...................................................    27,500,000    27,393,888
Corporate Asset Funding Corp., 4.84%, 6/1/1999 .............................................    14,000,000    14,000,000
Corporate Asset Funding Corp., 4.75%, 7/20/1999* ...........................................    45,000,000    44,704,775
Corporate Asset Funding Corp., 4.81%, 7/26/1999 ............................................    50,000,000    49,628,750
CXC, Inc., 4.77%, 7/6/1999 .................................................................    50,000,000    49,762,778
Denmark Danske Bank, 4.82%, 6/17/1999* .....................................................    20,000,000    19,992,195
Duke Capital Corp., 4.23%, 6/8/1999 ........................................................    20,000,000    19,981,217
Eastman Kodak Co., 4.74%, 7/22/1999 ........................................................    20,000,000    19,864,000
Enterprise Funding Corp., 4.6%, 6/23/1999 ..................................................    27,260,000    27,180,037
Eureka Securitization, Inc., 4.75%, 7/20/1999 ..............................................    30,000,000    29,803,183
Eureka Securitization, Inc., 4.82%, 7/28/1999 ..............................................    36,491,000    36,209,624
Fairway Finance Corp., 2.43%, 6/2/1999 .....................................................    44,625,000    44,618,976
Fairway Finance Corp., 4.92%, 10/25/1999 ...................................................    30,311,000    29,713,570
Fairway Finance Corp., 4.93%, 10/29/1999 ...................................................    17,224,000    16,875,214
Falcon Asset Securitization Corp., 4.51%, 6/15/1999 ........................................    23,072,000    23,028,753

    The accompanying notes are an integral part of the financial statements.

                           4 - Scudder Managed Shares


                                                                             Principal
                                                                             Amount ($)       Value ($)
--------------------------------------------------------------------------------------------------------
Fountain Square Commercial Funding, 4.52%, 6/14/1999 ..................      25,880,000      25,834,581
Fountain Square Commercial Funding, 4.58%, 6/17/1999 ..................      21,391,000      21,344,795
Fountain Square Commercial Funding, 4.64%, 6/21/1999 ..................      11,762,000      11,730,243
GTE Corp., 3.21%, 6/3/1999 ............................................      20,000,000      19,994,644
GTE Corp., 4.31%, 6/9/1999 ............................................      23,000,000      22,975,262
GTE Corp., 4.41%, 6/11/1999 ...........................................      17,950,000      17,925,867
General Motors Acceptance Corp., 4.96%, 6/1/1999 ......................      64,000,000      64,000,000
General Motors Acceptance Corp., 4.99%, 7/1/1999 ......................      64,000,000      63,733,911
Lehman Brothers Holding Corp., 4.86%, 7/1/1999 ........................      25,000,000      24,895,833
Lexington Parker Capital Corp., 3.62%, 6/4/1999 .......................      31,979,000      31,966,128
Lexington Parker Capital Corp., 4.77%, 7/8/1999 .......................      40,000,000      39,799,789
Merita North America Corp., 4.74%, 7/19/1999 ..........................      20,000,000      19,871,733
Merita North America Corp., 4.87%, 8/10/1999 ..........................      50,000,000      49,524,583
Merrill Lynch & Co., 4.73%, 7/16/1999 .................................      50,000,000      49,699,375
Mont Blanc Capital Corp., 4.64%, 6/25/1999 ............................      50,000,000      49,839,333
Monte Rosa Capital Corp., 4.38%, 6/10/1999 ............................      20,000,000      19,975,700
Morgan Stanley Dean Witter Discover Co., 4.33%, 6/10/1999 .............      36,842,000      36,797,698
New Center Asset Trust, 4.81%, 9/3/1999 ...............................      50,000,000      49,372,681
Old Line Funding Corp., 4.74%, 7/2/1999 ...............................      30,000,000      29,874,192
Pemex Capital Corp., 4.84%, 8/16/1999 .................................      50,000,000      49,488,056
Preferred Receivables Funding Corp., 4.71%, 7/6/1999 ..................      32,870,000      32,715,968
Preferred Receivables Funding Corp., 4.79%, 7/8/1999 ..................      50,000,000      49,748,708
Quincy Capital Corp., 4.13%, 6/7/1999 .................................      25,000,000      24,979,958
Sheffield Receivables Corp., 4.57%, 6/17/1999 .........................      50,000,000      49,892,222
Special Purpose Accounts Receivable Cooperative Corp., 4.64%, 6/22/1999      30,000,000      29,915,125
Twin Towers Inc., 4.76%, 7/20/1999 ....................................      60,681,000      60,282,073
Twin Towers Inc., 4.92%, 9/21/1999 ....................................      20,000,000      19,695,733
UBS Finance Corp., 5.04%, 12/15/1999 ..................................      50,000,000      48,651,097
Variable Funding Corp., 4.28%, 6/9/1999 ...............................      25,000,000      24,973,278
Variable Funding Corp., 4.75%, 7/20/1999 ..............................      40,000,000      39,737,578
WCP Funding Inc., 4.62%, 6/22/1999 ....................................      19,000,000      18,946,468
WCP Funding Inc., 4.73%, 7/8/1999 .....................................      25,000,000      24,875,896
Windmill Funding Corp., 4.27%, 6/9/1999 ...............................      25,467,000      25,439,835
Windmill Funding Corp., 4.71%, 7/9/1999 ...............................      20,204,000      20,101,420
Windmill Funding Corp., 4.81%, 7/22/1999 ..............................      25,000,000      24,827,521
--------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost $1,946,170,486)                                              1,946,170,486
--------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                           5 - Scudder Managed Shares

                                                                          Principal
                                                                          Amount ($)     Value ($)
----------------------------------------------------------------------------------------------------
Certificates Of Deposit 10.8%
----------------------------------------------------------------------------------------------------

American Express Centurion Bank, 4.895%, 6/22/1999* ..................    22,000,000    22,000,000
Bank of America, Bank Note, 4.76%, 6/1/1999* .........................    50,000,000    50,000,000
Bayerische Landesbank, 4.791%, 6/10/1999* ............................    40,000,000    39,976,044
Canadian Imperial Bank, 4.875%, 7/7/1999* ............................    10,000,000     9,993,592
Deutsche Bank AG, 4.88%, 7/2/1999* ...................................    40,000,000    39,974,262
First National Chicago, Discount Note, 5.23%, 8/17/1999* .............    99,000,000    99,000,000
Svenska Handelsbanken, Bank Note, 4.782%, 6/2/1999* ..................    40,000,000    39,999,924
Toronto-Dominion Bank, 4.772%, 6/14/1999* ............................    50,000,000    49,992,090
----------------------------------------------------------------------------------------------------
Total Certificates Of Deposit (Cost $350,935,912)                                      350,935,912
----------------------------------------------------------------------------------------------------

Short-Term and Medium-Term Notes 22.2%
----------------------------------------------------------------------------------------------------
American Express Centurion Bank, Floating Rate Note, 4.89%, 6/15/1999*    15,000,000    15,000,000
American Express Centurion Bank, Floating Rate Note, 4.89%, 6/18/1999*    15,000,000    15,000,000
American Honda Finance Corp., 4.95%, 6/24/1999* ......................    15,500,000    15,497,017
AmSouth Bank, Floating Rate Note, 4.82%, 6/15/1999* ..................    20,000,000    19,993,705
BankBoston N.A., Floating Rate Note, 4.89%, 6/1/1999* ................    25,000,000    25,000,000
Caterpillar Financial Services, 5.0%, 8/11/1999* .....................    15,000,000    15,005,390
CIT Group Holdings Corp., 4.88%, 7/2/1999* ...........................    40,000,000    39,975,047
Comercia Inc., Medium Term Note, 4.9%, 6/15/1999* ....................    40,000,000    39,985,036
Countrywide Home Loan, 4.92%, 6/28/1999* .............................    30,000,000    30,000,000
Countrywide Home Loan, Medium Term Note, 5.25%, 7/15/1999* ...........    20,000,000    20,000,000
FCC National Bank, Floating Rate Note, 4.8%, 6/1/1999* ...............    15,000,000    15,000,000
First Union National Bank, Discount Note, 5.23%, 8/17/1999* ..........    30,000,000    30,000,000
Fleet National Bank, 4.91%, 6/1/1999* ................................    50,000,000    49,984,636
Goldman Sachs & Co., 4.99%, 6/4/1999* ................................    40,000,000    40,000,000
Huntington National Bank, 4.99%, 6/1/1999* ...........................    25,000,000    24,996,883
IBM Corp., 5.07%, 3/22/2000 ..........................................    50,000,000    49,979,681
John Deere Capital Corp., 4.9%, 6/16/1999* ...........................    41,000,000    40,984,049
Key Bank, Bank Note, 5.01%, 8/20/1999* ...............................    22,000,000    22,004,382
MMR Funding I, Weekly Demand Note, 4.95%, 6/3/1999* ..................     5,500,000     5,500,000
NationsBank Corp., Weekly Demand Note, 4.83%, 6/1/1999* ..............    40,000,000    39,997,849
Northern Trust Corp., Floating Rate Note, 4.79%, 6/8/1999* ...........    50,000,000    49,991,863
PNC Bank Corp., 4.90%, 6/28/1999* ....................................    35,000,000    35,003,321

    The accompanying notes are an integral part of the financial statements.

                           6 - Scudder Managed Shares


                                                                            Principal
                                                                            Amount ($)     Value ($)
----------------------------------------------------------------------------------------------------

Student Loan Marketing Association, Floating Rate Note, 5.27%, 6/2/1999*    30,000,000    29,983,607
Transamerica Finance Corp., 5.25%, 8/18/1999* ..........................    50,000,000    50,000,000
----------------------------------------------------------------------------------------------------
Total Short-Term and Medium-Term Notes (Cost $718,882,466)                               718,882,466
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
Total Investment Portfolio-- 100.0% (Cost $3,243,487,864) (a)                          3,243,487,864
----------------------------------------------------------------------------------------------------

(a)   Cost for federal income tax purposes is $3,243,487,864.
*     Floating rate security; date shown is next interest rate change.


    The accompanying notes are an integral part of the financial statements.

                           7 - Scudder Managed Shares

                     Investment Portfolio as of May 31, 1999

                          Tax Free Money Market Series

                                                                                                Principal
                                                                                               Amount ($)     Value ($)
-----------------------------------------------------------------------------------------------------------------------

Municipal Investments 100.0%
-----------------------------------------------------------------------------------------------------------------------

Alaska

Valdez, AK, Marine Terminal Revenue, Exxon Pipeline Project, Daily Demand Note, 3.3%,
  12/1/2033 ..................................................................................   2,000,000   2,000,000

Arizona

Arizona, Salt River Project Agricultural Improvement and Power District, TECP, 3.2%, 8/11/1999   3,300,000   3,300,000
Maricopa County, AZ, Pollution Control Revenue, El Paso Electric Co., Weekly Demand Note,
  3.45%, 12/1/2014 ...........................................................................   2,900,000   2,900,000
Pima County, AZ, Industrial Development Authority, SFE Technologies, Weekly Demand Note,
  3.85%, 12/1/2005 ...........................................................................   1,100,000   1,100,000

Colorado

Cherry Creek, CO, South Metropolitan District #1, Weekly Demand Note, 3.25%, 6/1/2006 ........   4,550,000   4,550,000
Platte River Power Authority, CO, TECP, 3.25%, 8/17/1999 .....................................   2,000,000   2,000,000
Smith Creek, CO, Metropolitan District, Water Utility Revenue Bond, Weekly Demand Note,
  3.3%, 10/1/2035 ............................................................................   5,000,000   5,000,000

District of Columbia

District of Columbia, General Obligation:
  Series 1991 B, Daily Demand Note, 3.4%, 6/1/2003 ...........................................   3,600,000   3,600,000
  Series A1, Daily Demand Note, 3.45%, 10/1/2007 .............................................   5,000,000   5,000,000

Florida

Florida Municipal Power Agency, TECP, 3.15%, 8/12/1999 .......................................   3,700,000   3,700,000
Jacksonville, FL, Electric Authority, TECP, 3.2%, 7/22/1999 ..................................   3,000,000   3,000,000
Orange County, FL, Health Facilities Authority, TECP, Series 1985, 3.2%, 7/22/1999 ...........   3,000,000   3,000,000
Orlando, FL, Capital Improvement Revenue, TECP, 3.45%, 6/7/1999 ..............................   2,000,000   2,000,000
Putnam County, FL, Pollution Control Revenue, Seminole Electric Cooperative Finance Corp.,
  Weekly Demand Note, 3.35%, 3/15/2014 .......................................................   3,100,000   3,100,000
Sunshine State, FL, Goverment Finance Commission, TECP, 3.35%, 6/11/1999 .....................   4,100,000   4,100,000
University of Northern Florida, Capital Improvement Revenue, Weekly Demand Note, 3.3%,
  11/1/2024 ..................................................................................   2,000,000   2,000,000

Georgia

Fulton County, GA, Pollution Control Revenue, General Motors Project, Weekly Demand Note,
  3.35%, 12/1/2001 ...........................................................................   1,580,000   1,580,000
Gainsville Redevelopment Authority, GA, Riverside Military Academy Project, Weekly Demand
  Note, 3.3%, 1/1/2023 .......................................................................   2,000,000   2,000,000


    The accompanying notes are an integral part of the financial statements.

                           8 - Scudder Managed Shares

                                                                                                Principal
                                                                                               Amount ($)     Value ($)
------------------------------------------------------------------------------------------------------------------------

Indiana

Indiana Bond Bank, Tri-County Conservancy District, Weekly Demand Note, Series 1997 D,
  3.32%, 1/1/2017 .............................................................................   7,010,000   7,010,000
Jasper County, IN, Pollution Control Revenue, Northern Indiana Public Service Co., TECP, 3.2%,
  7/23/1999 ...................................................................................   3,500,000   3,500,000

Kentucky

Danville, KY, Multi-City Lease Revenue, TECP, 3.45%, 6/8/1999 .................................   4,125,000   4,125,000
Mason County, KY, East Kentucky Power Cooperative, Pollution Control Revenue, Weekly
  Demand Note, 3.35%, 10/15/2014 ..............................................................   4,145,000   4,145,000
Mayfield, KY, Multi-City Lease Revenue, Kentucky League of Cities Funding Trust, Weekly
  Demand Note, 3.4%, 7/1/2026 .................................................................   6,000,000   6,000,000
Pendleton County, KY, Multi-County Lease Revenue, TECP:
  3.1%, 7/19/1999 .............................................................................   3,000,000   3,000,000
  3.1%, 7/21/1999 .............................................................................   3,000,000   3,000,000

Louisiana

Louisiana Public Facilities Authority, Hospital Revenue, Willis Knighton Medical Center, Weekly
  Demand Note, 3.4%, 9/1/2025 (b) .............................................................   3,000,000   3,000,000
West Baton Rouge Parish,LA, Dow Chemical Project, TECP, Series 1985, 3.25%, 8/11/1999 .........   3,700,000   3,700,000

Maryland

Anne Arundel County, MD, Baltimore Electric & Gas, TECP, Series 1985, 3.25%, 7/23/1999 ........   3,400,000   3,400,000
Baltimore County, MD, Oak Crest Village Inc. Project, Weekly Demand Note, 3.25%, 1/1/2029 .....   3,000,000   3,000,000

Michigan

Michigan Strategic Fund, Dow Chemical Co., Pollution Control Revenue, 3.25%, 7/19/1999 ........   3,800,000   3,800,000

Mississippi

Clairbone County, MS, South Mississippi Electric Power Association, TECP, Series 1985G-2,
  3.2%, 6/11/1999 .............................................................................   3,600,000   3,600,000

Missouri

Columbia, MO, Special Obligation, Insurance Reserve Bonds, Weekly Demand Note, 3.2%,
  6/1/2008 ....................................................................................   2,700,000   2,700,000

Nevada

Las Vegas, NV, Valley Water District, TECP:
  3.15%, 7/20/1999 ............................................................................   5,000,000   5,000,000
  3.25%, 7/21/1999 ............................................................................   3,500,000   3,500,000
  3.4%, 6/11/1999 .............................................................................   5,000,000   5,000,000

    The accompanying notes are an integral part of the financial statements.

                           9 - Scudder Managed Shares


                                                                                                  Principal
                                                                                                  Amount ($)     Value ($)
---------------------------------------------------------------------------------------------------------------------------

New Mexico

Farmington, NM, Pollution Control Revenue, El Paso Electric Co., Weekly Demand Note,
  Series 1994 A, 3.25%, 11/1/2013 ...............................................................   4,600,000   4,600,000

New York

Nassau County, NY, Tax Anticipation Notes:
  Series 1998 B, 3.5%, 8/18/1999 ................................................................   4,300,000   4,303,927
  Series 1998 C, 3.5%, 12/22/1999 ...............................................................   1,300,000   1,302,812
New York City Municipal Water Finance Authority, TECP, 3.2%, 8/17/1999 ..........................   2,500,000   2,500,000

North Carolina

North Carolina Healthcare Commission, Pooled Finance, Series 1985, Weekly Demand Note,
  3.3%, 12/1/2025 (b) ...........................................................................   7,800,000   7,800,000

Pennsylvania

Allegheny County, PA, Hospital Development Authority, TECP, 3.2%, 7/22/1999 .....................   1,500,000   1,500,000
Delaware Valley, PA, Regional Finance Authority, Weekly Demand Note, 3.2%, 12/1/2020 ............   1,600,000   1,600,000
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health Services,
  Weekly Demand Note, 3.45%, 1/1/2026 ...........................................................   5,000,000   5,000,000
Pennsylvania, General Obligation, TECP, S3.2%, 8/11/1999 ........................................   4,000,000   4,000,000
Schuylkill County, PA, Industrial Development Authority, Gilberton Power Project, Weekly
  Demand Note, 3.2%, 12/1/2002 ..................................................................   5,000,000   5,000,000

South Carolina

South Carolina Public Service Authority:
  TECP, 3.2%, 8/12/1999 .........................................................................   3,500,000   3,500,000
  Weekly Demand Note, 3.32%, 1/1/2023 (b) .......................................................   2,000,000   2,000,000

Tennessee

City of Clarksville, TN, Public Building Authority, Pooled Financing, Weekly Demand Note,
  3.25%, 6/1/2024 ...............................................................................   3,800,000   3,800,000

Texas

Austin, TX, Utility System, TECP, 3.25%, 6/14/1999 ..............................................   5,000,000   5,000,000
Harris County, TX, SCH Health Care System:
  TECP, Series 1997 A, 3.2%, 7/26/1999 ..........................................................   3,000,000   3,000,000
  TECP, Series 1997 A, 3.15%, 7/20/1999 .........................................................   3,000,000   3,000,000
  Weekly Demand Note, 3.4%, 7/1/2023 ............................................................   3,000,000   3,000,000
Houston, TX, Water and Sewer System, TECP:
  3.2%, 8/5/1999 ................................................................................   5,000,000   5,000,000
  3.25%, 7/19/1999 ..............................................................................   3,000,000   3,000,000

    The accompanying notes are an integral part of the financial statements.

                           10 - Scudder Managed Shares


                                                                                                Principal
                                                                                               Amount ($)      Value ($)
-------------------------------------------------------------------------------------------------------------------------

Port Development Corp., TX, Marine Terminal Refunding Revenue, Stolt Terminals, Series 1989,
  Weekly Demand Note, 3.2%, 1/15/2014 ......................................................     1,500,000     1,500,000
San Antonio, TX, Electric & Gas Municipal Securities Trust Receipts, Weekly Demand Note,
  3.33%, 2/1/2020 ..........................................................................     4,700,000     4,700,000
San Antonio, TX, Industrial Development Authority, River Center Associates Project, Weekly
  Demand Note, 3.3%, 12/1/2012 .............................................................     2,700,000     2,700,000
Texas Small Business Industrial Development Corp., Public Facilities Capital Access Program,
  Weekly Demand Note, Series 1986, 3.35%, 7/1/2026 .........................................     3,000,000     3,000,000
State of Texas, Tax and Revenue Anticipation Note, 4.5%, 8/31/1999 .........................     3,000,000     3,008,670
Texas Municipal Power Agency, TECP:
  3.2%, 7/20/1999 ..........................................................................     4,000,000     4,000,000
  3.15%, 7/21/1999 .........................................................................     4,000,000     4,000,000
Texas Public Finance Authority, TECP, Series 1993A, 3.1%, 7/20/1999 ........................     2,000,000     2,000,000
University of Texas, TX, TECP:
  3.25%, 7/19/1999 .........................................................................     2,200,000     2,200,000
  3.25%, 7/21/1999 .........................................................................     2,000,000     2,000,000

Utah

Salt Lake City, UT, Pollution Control Revenue, BP Oil Project, Daily Demand Note, 3.4%,
  8/1/2007 .................................................................................     4,500,000     4,500,000

Vermont

Vermont Industrial Development, Vermont Marble Company, VRDN, 3.875%, 12/1/2004 ............     2,840,000     2,840,000
Vermont Student Assistance Corp., Student Loan Revenues, VRDN, 3.8%, 1/1/2004 ..............     4,615,000     4,615,000

Virginia

Louisa, VA, Pollution Control Revenue, Virginia Energy and Power Company, 3.25%, 7/16/1999 .     3,500,000     3,500,000

Wisconsin

Wausau, WI, Pollution Control Revenue, Minnesota Mining and Manufacturing, Weekly Demand
  Note, 3.726%, 8/1/2017 ...................................................................       500,000       500,000
Wisconsin Health & Educational Facilities Authority, Wheaton Franciscan Services,
  Weekly Demand Note, 3.25%, 8/15/2016 .....................................................     3,500,000     3,500,000
Wisconsin State Health Care Facilities Authority, Franciscan Health Care:
  Series 1985 A-1, Weekly Demand Note, 3.35%, 1/1/2016 .....................................     5,000,000     5,000,000
  Series 1985 A-2, Weekly Demand Note, 3.35%, 1/1/2016 .....................................     3,500,000     3,500,000

-------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $247,380,409) (a)                                                 247,380,409
-------------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                           11 - Scudder Managed Shares

--------------------------------------------------------------------------------

  (a) Cost for federal income tax purposes was $247,380,409.
  (b) Bond is insured by one of these companies: AMBAC, FGIC, FSA or MBIA.

Abbreviations used in the statement:
TECP    Tax Exempt Commercial Paper        VRDN        Variable Rate Demand Note


    The accompanying notes are an integral part of the financial statements.

                           12 - Scudder Managed Shares

                     Investment Portfolio as of May 31, 1999

                         Government Money Market Series

                                                                                                    Principal
                                                                                                   Amount ($)       Value ($)
-----------------------------------------------------------------------------------------------------------------------------

Repurchase Agreement 1.4%
-----------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank and Trust Company dated 5/28/1999 at 4.8%,
  to be repurchased at $1,552,828 on 6/1/1999, collateralized by a $1,665,000 U.S. Treasury Bond,                  ----------
  5/25/2000 (Cost $1,552,000) ...................................................................     1,552,000     1,552,000
                                                                                                                   ----------

U.S. Government Agency Obligations 98.6%
-----------------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, 4.85%, 7/1/1999* ......................................................     5,000,000     4,999,326
Federal Home Loan Bank, 4.8%, 6/18/1999* ........................................................     7,000,000     6,997,282
Federal Home Loan Bank, 5.03%, 10/29/1999 .......................................................     5,000,000     5,000,000
Federal Home Loan Bank, 5.12%, 5/17/2000 ........................................................     5,000,000     5,000,000
Federal Home Loan Mortgage Corp., 3.52%, 6/4/1999 ...............................................       947,000       946,630
Federal Home Loan Mortgage Corp., 4.44%, 6/16/1999 ..............................................    12,000,000    11,976,350
Federal Home Loan Mortgage Corp., 4.71%, 6/18/1999* .............................................     5,000,000     4,996,153
Federal Home Loan Mortgage Corp., 4.73%, 8/12/1999 ..............................................     6,350,000     6,289,675
Federal Home Loan Mortgage Corp., 4.79%, 8/18/1999 ..............................................    17,000,000    16,823,200
Federal Home Loan Mortgage Corp., 4.8%, 8/24/1999 ...............................................    10,000,000     9,888,000
Federal National Mortgage Association, 4.76%, 6/2/1999* .........................................     5,000,000     4,997,488
Federal National Mortgage Association, 3.57%, 6/4/1999 ..........................................     5,000,000     4,998,017
Federal National Mortgage Association, 4.85%, 6/6/1999* .........................................     3,000,000     2,997,703
Federal National Mortgage Association, 4.64%, 7/14/1999 .........................................     3,000,000     2,983,087
Federal National Mortgage Association, 4.8%, 8/20/1999 ..........................................    15,580,000    15,413,467
Student Loan Marketing Association, 5.27%, 6/2/1999* ............................................     4,000,000     3,998,339
Student Loan Marketing Association, 5.27%, 6/2/1999* ............................................     5,000,000     4,997,268
-----------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligation (Cost $113,301,985)                                                       113,301,985
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $114,853,985) (a)                                                       114,853,985
-----------------------------------------------------------------------------------------------------------------------------

(a)  Cost for federal income tax purposes was $114,853,985.

*    Floating rate security; date shown is next interest rate change.

    The accompanying notes are an integral part of the financial statements.

                           13 - Scudder Managed Shares

                              Financial Statements

                      Statement of Assets and Liabilities

                               as of May 31, 1999

                                                                                                 Tax Free       Government
                                                                                  Money           Money            Money
Assets                                                                        Market Series   Market Series    Market Series
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (for cost, see accompanying lists of investment
    portfolios).........................................................   $3,243,487,864   $  247,380,409   $  114,853,985
Cash ...................................................................          546,805              907              396
Receivable for Fund shares sold ........................................        5,843,239             --               --
Receivable for investments sold ........................................             --          1,000,000             --
Interest receivable ....................................................        5,117,385        1,059,339          404,089
Other assets ...........................................................          138,774           86,190           54,727
                                                                           --------------   --------------   --------------
Total assets ...........................................................    3,255,134,067      249,526,845      115,313,197

Liabilities
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased ......................................       63,733,911             --               --
Notes payable ..........................................................             --            865,000             --
Dividends payable ......................................................       11,715,417          644,542          440,380
Payable for Fund shares redeemed .......................................        8,345,862             --               --
Accrued management fee .................................................          267,523           23,674            3,038
Other payables and accrued expenses ....................................          170,349          470,120          177,898
                                                                           --------------   --------------   --------------
Total liabilities ......................................................       84,233,062        2,003,336          621,316
------------------------------------------------------------------------   --------------   --------------   --------------
Net assets, at value ...................................................   $3,170,901,005   $  247,523,509   $  114,691,881
------------------------------------------------------------------------   --------------   --------------   --------------

Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------

Managed Shares:
  Net assets applicable to shares outstanding ..........................   $  395,212,740   $  110,331,609   $   40,920,474
  Shares outstanding of capital stock, $.001 par value, 800,000,000,
     500,000,000, and 1,500,000,000 shares authorized, respectively.....      395,212,740      110,331,609       40,920,474
                                                                           --------------   --------------   --------------
  Net Asset Value, offering and redemption price per share (net assets /
     shares outstanding)................................................   $         1.00   $         1.00   $         1.00
                                                                           --------------   --------------   --------------
Institutional Shares:
  Net assets applicable to shares outstanding ..........................   $1,805,788,987   $  137,191,900   $   73,771,407
  Shares outstanding of capital stock, $.001 par value, 3,615,000,000,
    500,000,000, and 1,500,000,000 shares authorized, respectively......    1,805,788,987      137,191,900       73,771,407
                                                                           --------------   --------------   --------------
  Net Asset Value, offering and redemption price per share (net assets /
     shares outstanding)................................................   $         1.00   $         1.00   $         1.00
                                                                           --------------   --------------   --------------
Premium Money Market Shares:
  Net assets applicable to shares outstanding ..........................   $  936,084,051
  Shares outstanding of capital stock, $.001 par value, 2,180,000,000
     shares authorized..................................................      936,084,051
                                                                           --------------
  Net Asset Value, offering and redemption price per share (net assets /
     shares outstanding)................................................   $         1.00
                                                                           --------------
Prime Reserve Money Market Shares:
  Net assets applicable to shares outstanding ..........................   $   33,815,227
  Shares outstanding of capital stock, $.001 par value, 1,180,000,000
     shares authorized..................................................       33,815,227
                                                                           --------------
  Net Asset Value, offering and redemption price per share (net assets /
     shares outstanding)................................................   $         1.00
                                                                           --------------


    The accompanying notes are an integral part of the financial statements.

                           14 - Scudder Managed Shares

                             Statement of Operations

                   five months ended May 31, 1999 (See Note D)


                                                                                               Tax Free         Government
                                                                                Money            Money             Money
Investment Income                                                           Market Series    Market Series     Market Series
------------------------------------------------------------------------------------------------------------------------------
                  Interest ..........................................      $  61,123,431    $   3,404,952     $   2,543,712
                                                                           ---------------- ----------------  ----------------
                  Expenses:
                  Management fee ....................................          3,033,472          276,695           128,159
                  Shareholder services ..............................            328,856          119,436            31,228
                  Directors' fees and expenses ......................             12,300           15,596            12,868
                  Custodian and accounting fees .....................            168,868           26,788            28,268
                  Reports to shareholders ...........................             35,372           19,916             6,068
                  Auditing ..........................................              9,620            9,620             9,620
                  Legal .............................................             18,204           18,140             7,104
                  Registration fees .................................            156,149           53,120            47,220
                  Interest expense ..................................                 --           14,547                --
                  Other .............................................             36,283           19,688             9,795
                                                                           ---------------- ----------------  ----------------
                  Total expenses before reductions ..................          3,799,124          573,546           280,330
                  Expense reductions ................................         (1,698,744)        (110,678)          (76,896)
                                                                           ---------------- ----------------  ----------------
                  Expenses, net .....................................          2,100,380          462,868           203,434
                  ------------------------------------------------------------------------- ----------------  ----------------
                  Net investment income .............................         59,023,051        2,942,084         2,340,278
                  ------------------------------------------------------------------------- ----------------  ----------------

                  ------------------------------------------------------------------------- ----------------  ----------------
                  Net increase (decrease) in net assets resulting from
                      operations ....................................      $  59,023,051    $   2,942,084     $   2,340,278
                  ------------------------------------------------------------------------- ----------------  ----------------


    The accompanying notes are an integral part of the financial statements.

                           15 - Scudder Managed Shares

                             Statement of Operations

                          year ended December 31, 1998


                                                                                               Tax Free         Government
                                                                                Money            Money             Money
Investment Income                                                           Market Series    Market Series     Market Series
------------------------------------------------------------------------------------------------------------------------------
                  Interest ............................................    $  92,336,668    $   8,588,899     $   5,677,848
                                                                           ---------------- ----------------  ----------------

                  Expenses:
                  Management fee ......................................        4,150,657          617,012           262,038
                  Shareholder services ................................          971,137          244,402           132,960
                  Directors' fees and expenses ........................           23,321           20,732            17,185
                  Custodian and accounting fees .......................          207,509           48,843            58,336
                  Reports to shareholders .............................           80,212           23,780            18,650
                  Auditing ............................................           21,692           20,702            20,324
                  Legal ...............................................           20,048           16,920             4,489
                  Registration fees ...................................          418,959           46,056            23,395
                  Interest expense ....................................               --           49,489                --
                  Other ...............................................           10,874            4,758            49,801
                                                                           ---------------- ----------------  ----------------
                  Total expenses before reductions ....................        5,904,409        1,092,694           587,178
                  Expense reductions ..................................       (1,846,622)        (246,650)         (157,381)
                                                                           ---------------- ----------------  ----------------
                  Expenses, net .......................................        4,057,787          846,044           429,797
                  ------------------------------------------------------------------------- ----------------  ----------------
                  Net investment income ...............................       88,278,881        7,742,855         5,248,051
                  ------------------------------------------------------------------------- ----------------  ----------------

                  ------------------------------------------------------------------------- ----------------  ----------------
                  Net increase (decrease) in net assets resulting from
                  operations ..........................................    $  88,278,881    $   7,742,855     $   5,248,051
                  ------------------------------------------------------------------------- ----------------  ----------------



    The accompanying notes are an integral part of the financial statements.

                           16 - Scudder Managed Shares

                       Statements of Changes in Net Assets

                               Money Market Series




                                                                           Five Months
                                                                              Ended
                                                                          May 31, 1999           Years Ended December 31,
Increase (Decrease) in Net Assets                                           (Note D)             1998              1997
------------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income ................................   $ 59,023,051       $ 88,278,881      $ 29,622,141
                                                                        ----------------   ----------------  ----------------
                 Distributions to shareholders from:
                 Net investment income (Managed Shares) ...............     (7,380,665)       (18,908,573)      (16,811,273)
                                                                        ----------------   ----------------  ----------------
                 Net investment income (Institutional Shares) .........    (33,615,524)       (38,347,244)       (8,101,246)
                                                                        ----------------   ----------------  ----------------
                 Net investment income (Premium Money Market Shares) ..    (17,567,663)       (30,962,225)       (4,709,622)
                                                                        ----------------   ----------------  ----------------
                 Net investment income (Prime Reserve Money Market
                     Shares) ..........................................       (459,199)           (60,839)               --
                                                                        ----------------   ----------------  ----------------
                 Fund share transactions:
                 Managed Shares:
                 Proceeds from shares sold ............................    673,318,688      1,521,267,560     1,604,556,971
                 Net asset value of shares issued to shareholders in
                     reinvestment of distributions ....................      1,551,477          5,506,361         7,105,515
                 Cost of shares redeemed ..............................   (607,192,461)     (1,568,154,523)   (1,674,045,123)
                                                                        ----------------   ----------------  ----------------
                 Net increase (decrease) in net assets from Fund
                     share transactions ...............................     67,677,704        (41,380,602)      (62,382,637)
                                                                        ----------------   ----------------  ----------------
                 Institutional Shares:
                 Proceeds from shares sold ............................ 11,712,781,921     5,884,096,724       697,521,385
                 Net asset value of shares issued to shareholders in
                     reinvestment of distributions ....................     11,965,433         14,372,769         1,796,954
                 Cost of shares redeemed ..............................(10,985,348,196)    (5,169,903,810)    (361,494,193)
                                                                        ----------------   ----------------  ----------------
                 Net increase (decrease) in net assets from Fund
                     share transactions ...............................    739,399,158        728,565,683       337,824,146
                                                                        ----------------   ----------------  ----------------
                 Premium Money Market Shares:
                 Proceeds from shares sold ............................  1,070,305,354      2,381,877,957       612,133,352
                 Net asset value of shares issued to shareholders in
                     reinvestment of distributions.....................     15,125,932         24,053,642         2,900,558
                 Cost of shares redeemed ..............................   (956,923,660)     (1,933,144,105)    (280,244,979)
                                                                        ----------------   ----------------  ----------------
                 Net increase (decrease) in net assets from Fund
                     share transactions................................     128,507,626        472,787,494       334,788,931
                                                                        ----------------   ----------------  ----------------
                 Prime Reserve Money Market Shares:
                 Proceeds from shares sold ...........................      41,129,865         15,004,074                --
                 Net asset value of shares issued to shareholders in
                     reinvestment of distributions....................         341,450             17,985                --
                 Cost of shares redeemed                                   (19,992,513)        (2,685,634)               --
                                                                        ----------------   ----------------  ----------------
                 Net increase (decrease) in net assets from Fund
                     share transactions ..............................      21,478,802         12,336,425                --
                                                                        ----------------   ----------------  ----------------
                 Increase (decrease) in net assets ...................     957,063,290      1,172,309,000       610,230,440
                 Net assets at beginning of period ...................   2,213,837,715      1,041,528,715       431,298,275
                                                                        ----------------   ----------------  ----------------
                 Net assets at end of period .......................... $3,170,901,005     $2,213,837,715    $1,041,528,715
                                                                        ----------------   ----------------  ----------------

    The accompanying notes are an integral part of the financial statements.

                           17 - Scudder Managed Shares

                       Statements of Changes in Net Assets
                          Tax Free Money Market Series


                                                                           Five Months
                                                                              Ended
                                                                          May 31, 1999          Years Ended December 31,
Increase (Decrease) in Net Assets                                           (Note D)             1998              1997
------------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income ................................   $  2,942,084       $  7,742,855      $  4,112,832
                                                                         ----------------   ----------------  ----------------
                 Distributions to shareholders from:
                 Net investment income (Managed Shares) ...............     (1,394,080)        (4,113,198)       (2,806,394)
                                                                         ----------------   ----------------  ----------------
                 Net investment income (Institutional Shares) .........     (1,548,004)        (3,629,657)       (1,306,438)
                                                                         ----------------   ----------------  ----------------
                 Fund share transactions:
                 Managed Shares:
                 Proceeds from shares sold ............................     99,017,219        337,100,112       378,820,759
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions .....................         62,092            441,218           640,423
                 Cost of shares redeemed ..............................   (113,933,041)      (388,875,661)     (368,394,901)
                                                                         ----------------   ----------------  ----------------
                 Net increase (decrease) in net assets from Fund share
                    transactions .....................................     (14,853,730)       (51,334,331)       11,066,281
                                                                         ----------------   ----------------  ----------------
                 Institutional Shares:
                 Proceeds from shares sold ...........................     180,321,704        302,744,886       159,246,687
                 Net asset value of shares issued to shareholders in
                     reinvestment of distributions ...................         176,612            282,144            30,480
                 Cost of shares redeemed .............................    (163,880,733)      (276,158,077)      (65,571,803)
                                                                         ----------------   ----------------  ----------------
                 Net increase (decrease) in net assets from Fund share
                    transactions......................................      16,617,583         26,868,953        93,705,364
                                                                         ----------------   ----------------  ----------------
                 Increase (decrease) in net assets                           1,763,853        (24,465,378)      104,771,645
                 Net assets at beginning of period ...................     245,759,656        270,225,034       165,453,389
                                                                         ----------------   ----------------  ----------------
                 Net assets at end of period .........................    $247,523,509       $245,759,656      $270,225,034
                                                                         ----------------   ----------------  ----------------



    The accompanying notes are an integral part of the financial statements.

                           18 - Scudder Managed Shares

                                             Statements of Changes in Net Assets

                                               Government Money Market Series


                                                                           Five Months
                                                                              Ended
                                                                          May 31, 1999           Years Ended December 31,
Increase (Decrease) in Net Assets                                           (Note D)             1998              1997
------------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income ................................   $  2,340,278       $  5,248,051      $  3,094,903
                                                                         ----------------   ----------------  ----------------
                 Distributions to shareholders from:
                 Net investment income (Managed Shares) ...............       (761,431)        (1,674,220)       (1,921,752)
                                                                         ----------------   ----------------  ----------------
                 Net investment income (Institutional Shares) .........     (1,578,847)        (3,573,831)       (1,173,151)
                                                                         ----------------   ----------------  ----------------
                 Fund share transactions:
                 Managed Shares:
                 Proceeds from shares sold ............................     91,945,583        196,423,665       204,615,796
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions .....................        100,247            441,038           426,890
                 Cost of shares redeemed ..............................    (83,879,369)      (193,549,766)     (203,521,896)
                                                                         ----------------   ----------------  ----------------
                 Net increase (decrease) in net assets from Fund
                     share transactions ...............................      8,166,461          3,314,937         1,520,790
                                                                         ----------------   ----------------  ----------------
                 Institutional Shares:
                 Proceeds from shares sold ............................     35,868,128        147,948,753       115,334,278
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions .....................          6,116              8,814               449
                 Cost of shares redeemed ..............................    (52,072,570)      (112,418,897)      (60,903,665)
                                                                         ----------------   ----------------  ----------------
                 Net increase (decrease) in net assets from Fund share
                    transactions.......................................     (16,198,326)        35,538,670        54,431,062
                                                                         ----------------   ----------------  ----------------
                 Increase (decrease) in net assets ....................     (8,031,865)        38,853,607        55,951,852
                 Net assets at beginning of period ....................    122,723,746         83,870,139        27,918,287
                                                                         ----------------   ----------------  ----------------
                 Net assets at end of period ..........................   $114,691,881       $122,723,746      $ 83,870,139
                                                                         ----------------   ----------------  ----------------


    The accompanying notes are an integral part of the financial statements.

                           19 - Scudder Managed Shares

                              Financial Highlights

                               Money Market Series

The following table includes selected data for a share of the Managed Shares class outstanding throughout each period and other performance information derived from the financial statements.

Managed Shares (b)

                                                  Five Months Ended
                                                     May 31, 1999                   Years Ended December 31,
                                                       (Note D)       1998       1997        1996        1995       1994
------------------------------------------------------------------------------------------------------------------------------

                                                     -------------------------------------------------------------------------
Net asset value, beginning of period ...............  $1.000        $ 1.000    $ 1.000     $ 1.000     $ 1.000    $ 1.000
                                                     -------------------------------------------------------------------------
Net investment income ..............................    .020           .052       .051        .049        .054       .038
Distributions from net investment income ...........   (.020)         (.052)     (.051)      (.049)      (.054)     (.038)
                                                     -------------------------------------------------------------------------
Net asset value, end of period .....................  $1.000        $ 1.000    $ 1.000     $ 1.000     $ 1.000    $ 1.000
                                                     -------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ...............................    1.99**         5.33       5.21        4.97        5.57       3.86
Ratios and Supplemental Data
Net assets, end of period ($ millions) .............     395            328        369         431         372        367
Ratio of operating expenses, net to average
  daily net assets (%)..............................     .23*           .38        .49         .55         .55        .55
Ratio of operating expenses before expense
  reductions to average daily net assets (%) .......     .37*           .48        .59         .62         .68        .68
Ratio of net investment income to average daily
  net assets (%) ...................................    4.78*           5.20      5.00        4.86        5.45       3.84

(a)  Total returns are higher due to maintenance of the Fund's expenses.
(b) Effective July 7, 1997, Scudder Money Market Series (formerly known as the Managed Cash Fund) was divided into four classes, of which Scudder Money Market Managed Shares is one. Shares of the Fund outstanding on such date were redesignated as the Managed Shares of the Fund. The data set forth above for the periods prior to July 17, 1997, reflects the investment performance of the Fund prior to such redesignation.
*    Annualized
**   Not annualized


                           20 - Scudder Managed Shares

The following table includes selected data for a share of the Institutional Shares class outstanding throughout each period and other performance information derived from the financial statements.

Institutional Shares

                                                                                                              For the Period
                                                                                                              August 4, 1997
                                                                            Five Months                      (commencement of
                                                                               Ended                       sale of Institutional
                                                                            May 31, 1999    Year Ended         Shares) to
                                                                              (Note D)   December 31, 1998  December 31, 1997
------------------------------------------------------------------------------------------------------------------------------

                                                                              ------------------------------------------------
Net asset value, beginning of period .......................................   $1.000           $1.000           $1.000
                                                                              ------------------------------------------------
Net investment income ......................................................     .020             .054             .022
Distributions from net investment income ...................................    (.020)           (.054)           (.022)
                                                                              ------------------------------------------------
Net asset value, end of period .............................................   $1.000           $1.000           $1.000
                                                                              ------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) .......................................................     2.03**           5.52             2.25**
Ratios and Supplemental Data
Net assets, end of period ($ millions) .....................................    1,806            1,066              338
Ratio of operating expenses, net to average daily net assets (%) ...........     .14*              .18             .26*
Ratio of operating expenses before expense reductions, to average daily
   net assets (%) ..........................................................     .28*              .29             .31*
Ratio of net investment income to average daily net assets (%) .............    4.87*             5.34            5.39*

(a)  Total return is higher due to maintenance of the Fund's expenses.
*    Annualized
**   Not annualized



                           21 - Scudder Managed Shares

The following table includes selected data for a share of the Premium Money Market Shares class outstanding throughout each period and other performance information derived from the financial statements.

Premium Money Market Shares

                                                                                                              For the Period
                                                                                                               July 7, 1997
                                                                            Five Months                      (commencement of
                                                                               Ended                         sale of Premium
                                                                            May 31, 1999    Year Ended         Shares) to
                                                                              (Note D)   December 31, 1998  December 31, 1997
------------------------------------------------------------------------------------------------------------------------------

                                                                            --------------------------------------------------
Net asset value, beginning of period ......................................  $1.000            $1.000           $1.000
                                                                            --------------------------------------------------
Net investment income .....................................................    .020              .053             .026
Distributions from net investment income ..................................   (.020)            (.053)           (.026)
                                                                            --------------------------------------------------
Net asset value, end of period ............................................  $1.000            $1.000           $1.000
                                                                            --------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ......................................................    2.00**            5.46             2.62**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ....................................     936               808              335
Ratio of operating expenses, net to average daily net assets (%) ..........     .20*              .24              .38*
Ratio of operating expenses before expense reductions, to average daily
  net assets (%)...........................................................     .34*              .35              .43*
Ratio of net investment income to average daily net assets (%) ............    4.81*             5.31             5.50*

(a)  Total return is higher due to maintenance of the Fund's expenses.
*    Annualized
**   Not annualized



                           22 - Scudder Managed Shares

The following table includes selected data for a share of the Prime Reserve Money Market Shares class outstanding throughout each period and other performance information derived from the financial statements.

Prime Reserve Money Market Shares

                                                                                                              For the Period
                                                                                                             October 15, 1998
                                                                                                             (commencement of
                                                                                              Five Months      sale of Prime
                                                                                                Ended         Reserve Shares)
                                                                                             May 31, 1999     to December 31,
                                                                                               (Note D)           1998
------------------------------------------------------------------------------------------------------------------------------

                                                                                             ---------------------------------
Net asset value, beginning of period .......................................................   $1.000           $1.000
                                                                                             ---------------------------------
Net investment income ......................................................................     .020             .011
Distributions from net investment income ...................................................    (.020)           (.011)
                                                                                             ---------------------------------
Net asset value, end of period .............................................................   $1.000           $1.000
                                                                                             ---------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) .......................................................................     1.98**           1.06**
Ratios and Supplemental Data
Net assets, end of period ($ millions) .....................................................       34               12
Ratio of operating expenses, net to average daily net assets (%) ...........................      .26*             .31*
Ratio of operating expenses before expense reductions, to average daily net assets (%) .....      .40*             .45*
Ratio of net investment income to average daily net assets (%) .............................     4.73*            4.95*

(a)  Total return is higher due to maintenance of the Fund's expenses.
*    Annualized
**   Not annualized

                           23 - Scudder Managed Shares

                              Financial Highlights
                          Tax Free Money Market Series

The following table includes selected data for a share of the Managed Shares class outstanding throughout each period and other performance information derived from the financial statements.

Managed Shares (b)

                                                      Five Months
                                                      Ended May 31,
                                                         1999                         Years Ended December 31,
                                                       (Note D)       1998       1997        1996        1995       1994
------------------------------------------------------------------------------------------------------------------------------

                                                     -------------------------------------------------------------------------
Net asset value, beginning of period ..............   $1.000        $ 1.000    $ 1.000     $ 1.000     $ 1.000    $ 1.000
                                                     -------------------------------------------------------------------------
Net investment income .............................     .011           .031       .030        .028        .032       .023
Distributions from net investment income and net
  realized capital gains ..........................    (.011)         (.031)     (.030)      (.028)      (.032)     (.023)
                                                     -------------------------------------------------------------------------
Net asset value, end of period ....................   $1.000        $ 1.000    $ 1.000     $ 1.000     $ 1.000    $ 1.000
                                                     -------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Return (%) ..................................     1.07(a)**      3.10(a)    3.07(a)     2.88        3.30       2.29
Ratios and Supplemental Data
Net assets, end of period ($ millions) ............      111            125        177         165         138        125
Ratio of operating expenses, net to average
  daily net assets (%).............................      .52*           .41        .65         .72         .79        .77
Ratio of operating expenses before expense
  reductions to average daily net assets (%).......      .62*           .51        .74         .72         .79        .77
Ratio of net investment income to average daily
  net assets (%)...................................     2.57*          3.07       2.99        2.84        3.25       2.26

(a)  Total return is higher due to maintenance of the Fund's expenses.
(b) Effective July 7, 1997, Scudder Tax Free Money Market Series (formerly known as Managed Tax-Free Fund) was divided into two classes, of which Scudder Tax Free Money Market Managed Shares is one. Shares of the Fund outstanding on such date were redesignated as the Managed Shares of the Fund. The data set forth above for the periods prior to July 17, 1997, reflects the investment performance of the Fund prior to such redesignation.
*    Annualized
**   Not annualized


                           24 - Scudder Managed Shares

The following table includes selected data for a share of the Institutional Shares class outstanding throughout each period and other performance information derived from the financial statements.

Institutional Shares

                                                                                                              For the Period
                                                                                                               August 4, 1997
                                                                                                              (commencement of
                                                                                                                 sale of
                                                                          Five Months Ended                    Institutional
                                                                             May 31, 1999    Year Ended          Shares) to
                                                                               (Note D)    December 31, 1998  December 31, 1997
-------------------------------------------------------------------------------------------------------------------------------

                                                                           ----------------------------------------------------
Net asset value, beginning of period ......................................  $1.000            $1.000              $1.000
                                                                           ----------------------------------------------------
Net investment income .....................................................    .012              .032               0.014
Distributions from net income .............................................   (.012)            (.032)             (0.014)
                                                                           ----------------------------------------------------
Net asset value, end of period ............................................  $1.000            $1.000              $1.000
-------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ......................................................    1.15**            3.26                1.40**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ....................................     137               121                  94
Ratio of operating expenses, net to average daily net assets (%) ..........     .32*              .26                 .37*
Ratio of operating expenses before expense reductions, to average daily
   net assets (%) .........................................................     .42*              .36                 .46*
Ratio of net investment income to average daily net assets (%) ............    2.76*             3.21                3.36*
                                                                           ----------------------------------------------------

(a) Total return is higher due to maintenance of the Fund's expenses.
*   Annualized
**  Not annualized

                           25 - Scudder Managed Shares

                              Financial Highlights

                         Government Money Market Series

The following table includes selected data for a share of the Managed Shares class outstanding throughout each period and other performance information derived from the financial statements.

Managed Shares (b)

                                                  Five Months Ended
                                                     May 31, 1999                  Years Ended December 31,
                                                       (Note D)      1998       1997        1996        1995       1994
------------------------------------------------------------------------------------------------------------------------------

                                                    --------------------------------------------------------------------------
Net asset value, beginning of period ............     $1.000        $ 1.000    $ 1.000     $ 1.000     $ 1.000    $ 1.000
                                                    --------------------------------------------------------------------------
Net investment income ...........................       .019           .048       .049        .048        .054       .037
Distributions from net investment income ........      (.019)         (.048)     (.049)      (.048)      (.054)     (.037)
                                                    --------------------------------------------------------------------------
Net asset value, end of period ..................     $1.000        $ 1.000    $ 1.000     $ 1.000     $ 1.000    $ 1.000
                                                    --------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ............................       1.86**         4.89       5.02        4.91        5.49       3.75
Ratios and Supplemental Data
Net assets, end of period ($ millions) ..........         41             33         29          28          50         69
Ratio of operating expenses, net to average .....        .49*           .62        .55         .55         .55        .55
  daily net assets (%)
Ratio of operating expenses before expense ......        .64*           .77        .84         .77         .86        .84
  reductions, to average daily net assets (%)
Ratio of net investment income to average daily
  net assets (%).................................       4.47*          4.82       4.93        4.81        5.36       3.61

(a)  Total return is higher due to maintenance of the Fund's expenses.
(b) Effective July 7, 1997, Scudder Government Money Market Series (formerly known as the Managed Government Securities Fund) was divided into two classes, of which Scudder Goverment Money Market Managed Shares is one. Shares of the Fund outstanding on such date were redesignated as the Managed Shares of the Fund. The data set forth above for the periods prior to July 17, 1997, reflects the investment performance of the Fund prior to such redesignation.
*    Annualized
**   Not annualized


                           26 - Scudder Managed Shares

The following table includes selected data for a share of the Institutional Shares class outstanding throughout the period and other performance information derived from the financial statements.

Institutional Shares

                                                                                                              For the Period
                                                                                                              August 4, 1997
                                                                                                             (commencement of
                                                                                                                 sale of
                                                                         Five Months Ended                     Institutional
                                                                            May 31, 1999      Year Ended         Shares) to
                                                                              (Note D)     December 31, 1998  December 31, 1997
------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ......................................  $1.000            $1.000           $1.000
Net investment income ....................................................     .019              .051             .022
Distributions from net investment income .................................    (.019)            (.051)           (.022)
Net asset value, end of period ...........................................   $1.000            $1.000           $1.000
------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) .....................................................     1.92**            5.23             2.17**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ...................................       74                90               54
Ratio of operating expenses, net to average daily net assets (%) .........      .35*              .31              .31*
Ratio of operating expenses before expense reductions, to average daily
   net assets (%).........................................................      .50*              .46              .46*
Ratio of net investment income to average daily net assets (%) ...........     4.62*             5.10             5.21*

(a) Total return is higher due to maintenance of the Fund's expenses.
*   Annualized
**  Not annualized


                           27 - Scudder Managed Shares

                       Notes to the Financial Statements

                       A. Significant Accounting Policies

Scudder Fund, Inc. (the "Company") is an open-end diversified management investment company comprised of three diversified money market portfolios:
Scudder Money Market Series, Scudder Tax Free Money Market Series, and Scudder Government Money Market Series (collectively, the "Funds"). Scudder Tax Free Money Market Series and Scudder Government Money Market Series each offers two classes of shares, Institutional Class and Managed Class and Scudder Money Market Series offers four classes of shares, Institutional Class, Managed Class, Premium Money Market Class, and Prime Reserve Money Market Class.

Security Valuation. Each of the Funds values its investments using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market.

Federal Income Taxes. The Company's policy is to qualify each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable and tax-exempt income, including any realized net capital gains, to shareholders. Therefore, no Federal income tax provision is required.

At May 31, 1999, the Scudder Tax Free Money Market Series Portfolio had a net tax basis capital loss carryforward of approximately $340,000 which may be applied against any realized net taxable gains of each succeeding year until fully utilized or until May 31, 2002 ($26,000), May 31, 2003 ($16,000), May 31,
2004 ($282,000), and May 31, 2005 ($16,000), the respective expiration dates, whichever occurs first. In addition, at May 31, 1999, the Scudder Government Money Market Series Fund had a net tax basis capital loss carryforward of approximately $9,000 which may be applied against any realized net taxable gains of each succeeding year until fully utilized or until May 31, 2004 ($7,700) and May 31, 2005 ($1,300), the respective expiration dates, whichever occurs first. In addition, at May 31, 1999 the Scudder Money Market Series had a net tax basis capital loss carryforward of approximately $1,200 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until May 31, 2007, the expiration date.

Dividends. Dividends from net investment income are declared each business day to shareholders of record that day for payment on the first business day of the following month.

Repurchase Agreements. The Company may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the repurchase price.

Other. Investment transactions are recorded on trade dates. Interest income, including the accretion or amortization of discount or premium, is recorded on the accrual basis. Discounts or premiums on securities purchased are accreted or amortized, respectively, on a straight line basis over the life of the respective securities. Distributions to shareholders are recorded on the ex-dividend dates.

                               B. Related Parties

Under the Investment Management Agreements (the "Agreement") with Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser"), the Adviser directs the investments of each Fund in accordance with its investment objectives, policies,

                           28 - Scudder Managed Shares
and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold, or entered into by each Fund. The Adviser receives an investment management fee at an annual rate of 0.25% of average daily net assets for each Fund. Also, the Adviser has agreed to waive a portion of its investment management fee for each of the series. In the Money Market Series, Tax Free Money Market Series and Government Money Market Series, the fee was waived to the extent necessary so that the total annualized investment management fee of the Fund does not exceed 0.11%, 0.15% and 0.10%, respectively.

For the five months ended May 31, 1999, the Adviser did not impose fees of $1,698,744, $110,678, and $76,896 and did impose fees of $1,334,728, $166,017, and $51,263 for the Money Market Series, the Tax Free Money Market Series and the Government Money Market Series, respectively. For the year ended December 31, 1998, the Adviser did not impose fees of $1,846,622, $246,650, and $157,381 and did impose fees of $2,304,035, $370,362, and $104,657 for the Money Market Series, the Tax Free Money Market Series and the Government Money Market Series, respectively.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Funds. Each class of each Fund has entered into a Transfer Agency and Service Agreement with SSC. SSC receives account fees that vary according to the account size and type of account of the shareholders of the respective classes. For the five months ended May 31, 1999 the following amounts were charged:

                                                                          Tax Free         Government Money
                                                    Money Market        Money Market            Market
                                                       Series              Series               Series
      Managed Class                                  $   43,274           $    6,250          $    7,847
      Institutional Class                                13,203                6,250               6,250
      Premium Class                                     184,338                   --                  --
      Prime Reserve Class                                41,608                   --                  --
                                                     ----------           ----------          ----------
                                                     $  282,423           $   12,500          $   14,097
                                                     ==========           ==========          ==========
      Amount unpaid at May 31, 1999                  $   57,892           $    2,500          $    2,759


For the year ended December 31, 1998 the following amounts were charged:

                                                                          Tax Free         Government Money
                                                    Money Market        Money Market            Market
                                                       Series              Series               Series
      Managed Class                                  $  244,534           $   24,022          $   43,998
      Institutional Class                                20,571               15,000              15,000
      Premium Class                                     273,356                   --                  --
      Prime Reserve Class                                   749                   --                  --
                                                     ----------           ----------          ----------
                                                     $  539,210           $   39,022          $   58,998
                                                     ==========           ==========          ==========

                           29 - Scudder Managed Shares

Each of the Funds has arrangements with certain banks, institutions and other persons under which they receive compensation from the Funds and the Adviser for performing shareholder servicing functions for their customers who own shares in the Funds. In connection with these arrangements, for the five months ended May 31, 1999, the Funds' receivable for the Adviser's portion of shareholder servicing fees paid to certain banks and institutions aggregated $90,000 for the Money Market Series, $55,000 for the Tax Free Money Market Series, and $8,500 for the Government Money Market Series.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records for the Funds. For the five months ended May 31, 1999, the amount charged to the Funds by SFAC aggregated $129,426 for the Money Market Series, $16,625 for the Tax Free Money Market Series, and $24,774 for the Government Money Market Series, of which $51,932, $6,650, and $9,685, respectively, remain unpaid at May 31, 1999. For the year ended December 31, 1998, the amount charged to the Funds by SFAC aggregated $189,715 for the Money Market Series, $44,002 for the Tax Free Money Market Series, and $36,129 for the Government Money Market Series.

The Company pays each of its Directors not affiliated with the Adviser an annual retainer, plus specified amounts for attended board and committee meetings. For the five months ended May 31, 1999, Directors' fees and expenses aggregated $40,764.

The Company has a compensation arrangement under which payment of directors' fees may be deferred. Interest is accrued (based on the rate of return earned on the 90 day Treasury Bill as determined at the beginning of each calendar quarter) on the deferred balances and is included in "Directors' fees and expenses." The accumulated balance of deferred directors' fees and interest thereon relating to the Funds constituting the Company aggregated $266,660 as of May 31, 1999, an applicable portion of which is included in accrued expenses of each such Fund. The accumulated balance of deferred directors' fees and interest thereon relating to the Funds constituting the Company aggregated $243,692 as of December 31, 1998, an applicable portion of which is included in accrued expenses of each such Fund.

Other. Printing and postage expenses related to preparing and distributing material such as shareholder reports, prospectuses and proxy materials to current shareholders are charged to each class based on number of shareholder accounts. For the five months ended May 31, 1999, the following amounts were paid:

                                                                          Tax Free         Government Money
                                                    Money Market        Money Market            Market
                                                       Series              Series               Series
      Managed Class                                  $   18,996           $   12,984          $    3,404
      Institutional Class                                 7,176                6,932               2,664
      Premium Class                                       8,372                   --                  --
      Prime Reserve Class                                   828                   --                  --
                                                     ----------           ----------          ----------
                                                     $   35,372           $   19,916          $    6,068
                                                     ==========           ==========          ==========


                           30 - Scudder Managed Shares

For the year ended December 31, 1998, the following amounts were paid:

                                                                          Tax Free         Government Money
                                                    Money Market        Money Market            Market
                                                       Series              Series               Series
      Managed Class                                  $   29,625           $   10,447          $    9,747
      Institutional Class                                 4,871               13,333               8,903
      Premium Class                                      44,466                   --                  --
      Prime Reserve Class                                 1,250                   --                  --
                                                     ----------           ----------          ----------
                                                     $   80,212           $   23,780          $   18,650
                                                     ==========           ==========          ==========

                                C. Line of Credit

The Company and several other Scudder Funds (the "Participants") share in a $850 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. During the five months ended May 31, 1999, the Tax Free Money Market Series periodically borrowed amounts from a bank and the weighted average outstanding daily balance of bank loans (based on the average number of days the loans were outstanding) was approximately $2.1 million, with a weighted average interest rate of 5.29%. Interest expense for the period ended May 31, 1999, was $14,547. During the year ended December 31, 1998, the Tax Free Money Market Series periodically borrowed amounts from a bank and the weighted average outstanding daily balance of bank loans (based on the average number of days the loans were outstanding) was approximately $2.1 million, with a weighted average interest rate of 5.98%. Interest expense for the period ended December 31, 1998 was $49,489.

                               D. Year End Change

On November 13, 1998, the Board of Directors of the Company changed the fiscal year end of the Funds from December 31 to May 31.


                            31 - Scudder Managed Shares

                       Report of Independent Accountants

To the Board of Directors and Shareholders of Scudder Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Series, Tax Free Money Market Series and Government Money Market Series (each a separate portfolio of Scudder Fund, Inc., hereafter referred to as the "Fund") at May 31, 1999, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 16, 1999

                           32 - Scudder Managed Shares

                          Tax Information (Unaudited)

The total amount of dividends declared in 1999 by each of the Government Money Market Series and Money Market Series of Scudder Fund, Inc. are taxable as ordinary dividend income for Federal income tax purposes. None of this amount qualifies for the dividends received deduction available to corporations.

All of the dividends from the Tax Free Money Market Series of Scudder Fund, Inc. declared in the five month period ended May 31, 1999 are exempt from Federal income tax. Although dividend income from the Tax Free Money Market Series is exempt from Federal taxation, it may not be exempt from state or local taxation. You should consult your tax advisor as to the state and local tax status of the dividends you received.

                           33 - Scudder Managed Shares

                                   This Page
                                 intentionally
                                  left blank.


                           34 - Scudder Managed Shares

                                   This Page
                                 intentionally
                                  left blank.


                           35 - Scudder Managed Shares

                             Officers and Directors

Daniel Pierce*
President

Dr. Rosita P. Chang
Director; Professor of Finance, University of Rhode Island

Edgar R. Fiedler
Director; Senior Fellow and Economic Counsellor, The Conference Board, Inc.

Peter B. Freeman
Director; Corporate Director
and Trustee

Dr. J. D. Hammond
Director; Dean, Smeal College of Business Administration, Pennsylvania State University

Richard M. Hunt
Director; University Marshal and Senior Lecturer, Harvard University

Ann M. McCreary*
Vice President

Kathryn L. Quirk*
Vice President

Frank J. Rachwalski, Jr.*
Vice President

John Millette*
Vice President and Secretary

Thomas W. Joseph*
Vice President and Assistant Secretary

John R. Hebble*
Treasurer

Caroline Pearson*
Assistant Secretary


                       *Scudder Kemper Investments, Inc.



                           36 - Scudder Managed Shares

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Prime Reserve Shares*
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market^+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series --
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free^+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder Corporate Bond Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Dividend & Growth Fund
  Scudder Growth and Income Fund
  Scudder Select 500 Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Select 1000 Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Equity
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Value Fund
    Scudder International Growth and Income Fund
    Scudder International Fund++
    Scudder International Growth Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund

Preferred Series
----------------
  Scudder Tax Managed Growth Fund
  Scudder Tax Managed Small
    Company Fund


Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans

Variable Annuities
  Scudder Horizon Plan**+++ +++
  Scudder Horizon Advantage**+++ +++ +++

Education Accounts
------------------
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. ++Only the International Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. +++ +++ +++A no-load variable annuity contract issued by Glenbrook Life and Annuity Company and underwritten by Allstate Financial Services, Inc., sold by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

                           37 - Scudder Managed Shares

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which money is            Lets you purchase Scudder fund shares
          electronically debited from your bank account monthly to     electronically, avoiding potential mailing delays;
          regularly purchase fund shares and "dollar cost average"     money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from a previously designated bank
          fewer when it's higher, which can reduce your average        account.
          purchase price over time.*

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          * Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
            Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- www.scudder.com
          1-800-343-2890
                                                                       Personal Investment Organizer: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you previously designated.

          Distributions Direct

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                           38 - Scudder Managed Shares


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 8,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          800 no-load funds from well-known companies--with no
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder
          Brokerage account already reserved for them, with
          no minimum investment. For information about
          Scudder Brokerage Services, call 1-800-700-0820.



          Fund Folio funds held less than six months will be charged a transaction fee. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:
          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago             San Francisco
                   Investor.Relations@scudder.com                Boston                New York


                           39 - Scudder Managed Shares

About the Fund's Adviser

Scudder Kemper Investments, Inc., is one of the largest and most experienced investment management oganizations worldwide, managing more than $280 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded 80 years ago as one of the nation's first investment counsel organizations, joined the Zurich Financial Services Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Financial Services Group. The Zurich Financial Services Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.


This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.


SCUDDER